Schedule of Investments (unaudited) June 30, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Boeing Co. (The)	4,068,250	$745,710,225
General Dynamics Corp.	1,762,212	263,380,205
Howmet Aerospace Inc.	2,985,311	47,317,179
Huntington Ingalls Industries Inc.	304,746	53,175,129
L3Harris Technologies Inc.	1,638,112	277,938,463
Lockheed Martin Corp.	1,871,212	682,842,683
Northrop Grumman Corp.	1,176,256	361,628,145
Raytheon Technologies Corp.	11,160,993	687,740,389
Teledyne Technologies Inc.(a)(b)	278,220	86,512,509
Textron Inc.(b)	1,750,699	57,615,504
TransDigm Group Inc.	381,591	168,682,302

		3,432,542,733

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.(b)	999,537	79,023,395
Expeditors International of Washington Inc.(b)	1,245,312	94,693,525
FedEx Corp.(b)	1,825,065	255,910,614
United Parcel Service Inc., Class B	5,343,190	594,055,864

		1,023,683,398

Airlines — 0.2%
Alaska Air Group Inc.	956,602	34,686,388
American Airlines Group Inc.(b)	3,770,079	49,274,933
Delta Air Lines Inc.	4,265,523	119,647,920
Southwest Airlines Co.	4,070,010	139,112,942
United Airlines Holdings Inc.(a)(b)	1,930,180	66,803,530

		409,525,713

Auto Components — 0.1%
Aptiv PLC	2,032,801	158,395,854
BorgWarner Inc.	1,564,960	55,243,088

		213,638,942

Automobiles — 0.2%
Ford Motor Co.	29,642,032	180,223,555
General Motors Co.	9,556,524	241,780,057

		422,003,612

Banks — 3.6%
Bank of America Corp.	59,251,225	1,407,216,594
Citigroup Inc.	15,797,751	807,265,076
Citizens Financial Group Inc.	3,217,666	81,213,890
Comerica Inc.	1,042,655	39,725,155
Fifth Third Bancorp	5,464,620	105,357,873
First Republic Bank/CA(b)	1,301,199	137,914,082
Huntington Bancshares Inc./OH	7,519,313	67,936,993
JPMorgan Chase & Co.	23,115,730	2,174,265,564
KeyCorp	7,296,282	88,868,715
M&T Bank Corp.	973,410	101,205,438
People’s United Financial Inc.	3,197,300	36,992,761
PNC Financial Services Group Inc. (The)	3,213,671	338,110,326
Regions Financial Corp.(b)	7,146,407	79,468,046
SVB Financial Group(a)(b)	394,927	85,118,616
Truist Financial Corp.	10,225,222	383,957,086
U.S. Bancorp	10,401,691	382,990,263
Wells Fargo & Co.	28,312,604	724,802,662
Zions Bancorp. N.A	1,236,418	42,038,212

		7,084,447,352

Beverages — 1.7%
Brown-Forman Corp., Class B, NVS(b)	1,381,894	87,971,372
Coca-Cola Co. (The)	29,332,518	1,310,576,904
Constellation Brands Inc., Class A	1,274,529	222,978,849

Security	Shares	Value

Beverages (continued)
Molson Coors Beverage Co., Class B	1,459,421	$50,145,706
Monster Beverage Corp.(a)	2,836,942	196,656,819
PepsiCo Inc.	10,529,035	1,392,570,169

		3,260,899,819

Biotechnology — 2.5%
AbbVie Inc.	13,373,492	1,313,009,445
Alexion Pharmaceuticals Inc.(a)(b)	1,675,719	188,082,701
Amgen Inc.	4,461,013	1,052,174,526
Biogen Inc.(a)	1,236,018	330,696,616
Gilead Sciences Inc.	9,511,393	731,806,577
Incyte Corp.(a)(b)	1,372,118	142,659,108
Regeneron Pharmaceuticals Inc.(a)(b)	765,428	477,359,172
Vertex Pharmaceuticals Inc.(a)	1,965,209	570,519,825

		4,806,307,970

Building Products — 0.4%
Allegion PLC	683,875	69,905,703
AO Smith Corp.	1,001,107	47,172,162
Carrier Global Corp.	6,208,473	137,952,270
Fortune Brands Home & Security Inc.	1,059,463	67,731,470
Johnson Controls International PLC	5,644,793	192,713,233
Masco Corp.	2,001,488	100,494,712
Trane Technologies PLC	1,828,738	162,721,107

		778,690,657

Capital Markets — 2.7%
Ameriprise Financial Inc.	924,017	138,639,511
Bank of New York Mellon Corp. (The)	6,114,442	236,323,183
BlackRock Inc.(c)	1,170,607	636,915,563
Cboe Global Markets Inc.	813,628	75,895,220
Charles Schwab Corp. (The)	8,694,875	293,365,083
CME Group Inc.	2,717,455	441,695,136
E*TRADE Financial Corp.(b)	1,677,414	83,417,798
Franklin Resources Inc.	2,056,419	43,123,106
Goldman Sachs Group Inc. (The)	2,348,620	464,134,284
Intercontinental Exchange Inc.	4,152,590	380,377,244
Invesco Ltd.	2,961,058	31,860,984
MarketAxess Holdings Inc.	288,322	144,426,256
Moody’s Corp.(b)	1,217,736	334,548,611
Morgan Stanley	9,087,200	438,911,760
MSCI Inc.(b)	645,124	215,355,294
Nasdaq Inc.	874,672	104,497,064
Northern Trust Corp.	1,578,388	125,229,304
Raymond James Financial Inc.	905,828	62,348,141
S&P Global Inc.	1,828,076	602,314,481
State Street Corp.	2,670,819	169,730,547
T Rowe Price Group Inc.	1,726,764	213,255,354

		5,236,363,924

Chemicals — 1.8%
Air Products & Chemicals Inc.	1,675,940	404,672,472
Albemarle Corp.(b)	801,653	61,895,628
Celanese Corp.	893,346	77,131,494
CF Industries Holdings Inc.	1,621,856	45,639,028
Corteva Inc.(a)	5,664,091	151,740,998
Dow Inc.(a)	5,631,660	229,546,462
DuPont de Nemours Inc.	5,547,125	294,718,751
Eastman Chemical Co.	1,038,667	72,332,770
Ecolab Inc.(b)	1,877,706	373,569,609
FMC Corp.	977,333	97,361,913
International Flavors & Fragrances Inc.	806,858	98,807,831
Linde PLC	3,985,344	845,331,316

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	1,964,939	$129,135,791
Mosaic Co. (The)(b)	2,723,243	34,067,770
PPG Industries Inc.	1,798,940	190,795,576
Sherwin-Williams Co. (The)	612,130	353,719,320

		3,460,466,729

Commercial Services & Supplies — 0.4%
Cintas Corp.	642,065	171,020,434
Copart Inc.(a)(b)	1,571,630	130,869,630
Republic Services Inc.	1,604,443	131,644,548
Rollins Inc.(b)	1,028,485	43,597,479
Waste Management Inc.	2,939,499	311,322,339

		788,454,430

Communications Equipment — 1.0%
Arista Networks Inc.(a)(b)	403,833	84,817,045
Cisco Systems Inc.	32,181,828	1,500,960,458
F5 Networks Inc.(a)	450,264	62,802,823
Juniper Networks Inc.	2,448,868	55,981,122
Motorola Solutions Inc.	1,283,797	179,898,474

		1,884,459,922

Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.(b)	987,294	83,722,531
Quanta Services Inc.(b)	1,000,884	39,264,680

		122,987,211

Construction Materials — 0.1%
Martin Marietta Materials Inc.(b)	463,593	95,764,406
Vulcan Materials Co.(b)	1,002,059	116,088,535

		211,852,941

Consumer Finance — 0.5%
American Express Co.	5,008,983	476,855,182
Capital One Financial Corp.	3,445,995	215,684,827
Discover Financial Services	2,324,355	116,426,942
Synchrony Financial	4,075,112	90,304,482

		899,271,433

Containers & Packaging — 0.3%
Amcor PLC(a)	11,947,595	121,984,945
Avery Dennison Corp.(b)	620,451	70,787,255
Ball Corp.(b)	2,449,145	170,191,086
International Paper Co.	3,004,239	105,779,255
Packaging Corp. of America	730,334	72,887,333
Sealed Air Corp.(b)	1,198,143	39,358,998
Westrock Co.	1,977,882	55,894,945

		636,883,817

Distributors — 0.1%
Genuine Parts Co.	1,107,409	96,300,287
LKQ Corp.(a)(b)	2,351,580	61,611,396

		157,911,683

Diversified Consumer Services — 0.0%
H&R Block Inc.	1,431,843	20,446,718

Diversified Financial Services — 1.3%
Berkshire Hathaway Inc., Class B(a)	14,743,255	2,631,818,450

Diversified Telecommunication Services — 1.8%
AT&T Inc.	54,067,910	1,634,472,919
CenturyLink Inc.	7,508,840	75,313,665
Verizon Communications Inc.	31,401,100	1,731,142,643

		3,440,929,227

Security	Shares	Value

Electric Utilities — 1.9%
Alliant Energy Corp.	1,893,362	$90,578,438
American Electric Power Co. Inc.	3,760,735	299,504,935
Duke Energy Corp.	5,576,413	445,499,635
Edison International	2,867,986	155,760,320
Entergy Corp.	1,518,926	142,490,448
Evergy Inc.	1,693,052	100,381,053
Eversource Energy	2,553,081	212,595,055
Exelon Corp.	7,394,277	268,338,312
FirstEnergy Corp.	4,111,077	159,427,566
NextEra Energy Inc.	3,714,186	892,036,052
NRG Energy Inc.	1,852,263	60,309,683
Pinnacle West Capital Corp.	851,321	62,393,316
PPL Corp.	5,813,034	150,208,799
Southern Co. (The)	8,013,095	415,478,976
Xcel Energy Inc.	3,986,191	249,136,937

		3,704,139,525

Electrical Equipment — 0.5%
AMETEK Inc.	1,741,049	155,597,549
Eaton Corp. PLC	3,035,399	265,536,704
Emerson Electric Co.	4,533,924	281,239,306
Rockwell Automation Inc.(b)	879,346	187,300,698

		889,674,257

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A(b)	2,256,359	216,181,756
CDW Corp./DE	1,070,952	124,423,203
Corning Inc.	5,744,897	148,792,832
FLIR Systems Inc.	953,240	38,672,947
IPG Photonics Corp.(a)(b)	277,271	44,471,496
Keysight Technologies Inc.(a)(b)	1,401,842	141,277,637
TE Connectivity Ltd.	2,494,440	203,421,582
Zebra Technologies Corp., Class A(a)(b)	402,602	103,045,982

		1,020,287,435

Energy Equipment & Services — 0.2%
Baker Hughes Co.	4,941,506	76,049,777
Halliburton Co.	6,700,588	86,973,632
National Oilwell Varco Inc.	2,996,056	36,701,686
Schlumberger Ltd.	10,582,585	194,613,738
TechnipFMC PLC(b)	3,338,285	22,833,870

		417,172,703

Entertainment — 2.0%
Activision Blizzard Inc.	5,846,826	443,774,094
Electronic Arts Inc.(a)(b)	2,181,965	288,128,478
Live Nation Entertainment Inc.(a)(b)	1,069,122	47,394,178
Netflix Inc.(a)(b)	3,337,449	1,518,672,793
Take-Two Interactive Software Inc.(a)(b)	871,258	121,601,479
Walt Disney Co. (The)	13,706,829	1,528,448,502

		3,948,019,524

Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities Inc.	953,823	154,757,782
American Tower Corp.(b)	3,361,551	869,095,396
Apartment Investment & Management Co., Class A	1,149,284	43,259,050
AvalonBay Communities Inc.	1,069,129	165,330,109
Boston Properties Inc.	1,096,474	99,099,320
Crown Castle International Corp.(b)	3,162,510	529,246,048
Digital Realty Trust Inc.(b)	2,036,083	289,347,755
Duke Realty Corp.	2,808,703	99,399,999
Equinix Inc.(b)	671,670	471,713,841
Equity Residential	2,676,778	157,448,082

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Essex Property Trust Inc.	492,452	$112,855,225
Extra Space Storage Inc.	960,776	88,746,879
Federal Realty Investment Trust	529,032	45,078,817
Healthpeak Properties Inc.	4,084,642	112,572,734
Host Hotels & Resorts Inc.(b)	5,192,884	56,031,218
Iron Mountain Inc.	2,209,953	57,679,773
Kimco Realty Corp.	3,282,196	42,143,397
Mid-America Apartment Communities Inc.	862,690	98,924,662
Prologis Inc.(b)	5,597,991	522,460,500
Public Storage(b)	1,140,719	218,892,569
Realty Income Corp.	2,616,148	155,660,806
Regency Centers Corp.	1,310,569	60,142,011
SBA Communications Corp.(b)	845,563	251,910,129
Simon Property Group Inc.	2,332,032	159,464,348
SL Green Realty Corp.	570,529	28,121,374
UDR Inc.	2,265,839	84,697,062
Ventas Inc.	2,833,684	103,769,508
Vornado Realty Trust	1,228,271	46,932,235
Welltower Inc.	3,168,022	163,945,139
Weyerhaeuser Co.	5,668,392	127,312,084

		5,416,037,852

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.(b)	3,350,500	1,015,905,105
Kroger Co. (The)	5,957,760	201,670,176
Sysco Corp.	3,846,613	210,255,866
Walgreens Boots Alliance Inc.	5,591,674	237,031,061
Walmart Inc.	10,745,114	1,287,049,755

		2,951,911,963

Food Products — 1.1%
Archer-Daniels-Midland Co.	4,247,462	169,473,734
Campbell Soup Co.(b)	1,279,619	63,507,491
Conagra Brands Inc.	3,707,677	130,399,000
General Mills Inc.	4,599,664	283,569,286
Hershey Co. (The)	1,103,977	143,097,499
Hormel Foods Corp.(b)	2,126,699	102,655,761
JM Smucker Co. (The)	863,282	91,343,868
Kellogg Co.	1,899,378	125,472,911
Kraft Heinz Co. (The)	4,712,025	150,266,477
Lamb Weston Holdings Inc.(b)	1,122,266	71,746,465
McCormick & Co. Inc./MD, NVS(b)	939,492	168,554,260
Mondelez International Inc., Class A	10,824,165	553,439,556
Tyson Foods Inc., Class A	2,225,254	132,869,916

		2,186,396,224

Gas Utilities — 0.0%
Atmos Energy Corp.	928,164	92,426,571

Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	13,422,842	1,227,250,444
ABIOMED Inc.(a)(b)	334,280	80,748,677
Align Technology Inc.(a)(b)	543,086	149,044,522
Baxter International Inc.(b)	3,874,279	333,575,422
Becton Dickinson and Co.(b)	2,237,662	535,405,387
Boston Scientific Corp.(a)(b)	10,841,622	380,649,348
Cooper Companies Inc. (The)(b)	366,454	103,941,013
Danaher Corp.(b)	4,775,025	844,367,671
Dentsply Sirona Inc.(b)	1,656,939	73,004,732
DexCom Inc.(a)(b)	698,813	283,298,790
Edwards Lifesciences Corp.(a)	4,681,977	323,571,430
Hologic Inc.(a)(b)	1,959,389	111,685,173

Security	Shares	Value

Health Care Equipment & Supplies (continued)
IDEXX Laboratories Inc.(a)(b)	640,941	$211,613,080
Intuitive Surgical Inc.(a)(b)	883,818	503,626,011
Medtronic PLC	10,176,733	933,206,416
ResMed Inc.(b)	1,097,798	210,777,216
Steris PLC(b)	632,163	96,999,091
Stryker Corp.	2,446,167	440,774,832
Teleflex Inc.(b)	355,430	129,369,411
Varian Medical Systems Inc.(a)(b)	687,261	84,203,218
West Pharmaceutical Services Inc.(b)	558,000	126,760,860
Zimmer Biomet Holdings Inc.	1,569,313	187,313,200

		7,371,185,944

Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	1,110,012	111,855,909
Anthem Inc.	1,912,125	502,850,632
Cardinal Health Inc.	2,214,786	115,589,681
Centene Corp.(a)(b)	4,373,161	277,914,382
Cigna Corp.(a)(b)	2,796,620	524,785,743
CVS Health Corp.	9,918,834	644,426,645
DaVita Inc.(a)(b)	647,033	51,206,192
HCA Healthcare Inc.	1,995,010	193,635,671
Henry Schein Inc.(a)(b)	1,065,444	62,211,275
Humana Inc.	1,003,245	389,008,249
Laboratory Corp. of America Holdings(a)	737,818	122,558,948
McKesson Corp.	1,231,511	188,938,418
Quest Diagnostics Inc.	1,003,069	114,309,743
UnitedHealth Group Inc.	7,196,757	2,122,683,477
Universal Health Services Inc., Class B	583,709	54,220,729

		5,476,195,694

Health Care Technology — 0.1%
Cerner Corp.(b)	2,309,548	158,319,515

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.(b)	3,614,980	59,357,972
Chipotle Mexican Grill Inc.(a)(b)	194,732	204,928,167
Darden Restaurants Inc.	983,896	74,549,800
Domino’s Pizza Inc.(b)	297,350	109,852,984
Hilton Worldwide Holdings Inc.	2,104,001	154,538,873
Las Vegas Sands Corp.	2,519,600	114,742,584
Marriott International Inc./MD, Class A	2,025,589	173,653,745
McDonald’s Corp.	5,642,448	1,040,862,383
MGM Resorts International(b)	3,742,772	62,878,570
Norwegian Cruise Line Holdings Ltd.(a)(b)	1,980,771	32,544,067
Royal Caribbean Cruises Ltd.	1,301,051	65,442,865
Starbucks Corp.	8,864,103	652,309,340
Wynn Resorts Ltd.	752,929	56,085,681
Yum! Brands Inc.	2,283,514	198,460,202

		3,000,207,233

Household Durables — 0.4%
DR Horton Inc.	2,481,226	137,583,982
Garmin Ltd.	1,112,443	108,463,192
Leggett & Platt Inc.	961,689	33,803,368
Lennar Corp., Class A	2,082,567	128,327,779
Mohawk Industries Inc.(a)(b)	461,313	46,943,211
Newell Brands Inc.	2,878,945	45,717,647
NVR Inc.(a)(b)	26,508	86,382,945
PulteGroup Inc.	1,876,091	63,843,377
Whirlpool Corp.	469,833	60,857,468

		711,922,969

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products — 1.8%
Church & Dwight Co. Inc.	1,859,698	$143,754,655
Clorox Co. (The)	941,114	206,452,178
Colgate-Palmolive Co.	6,499,754	476,171,978
Kimberly-Clark Corp.	2,572,165	363,575,523
Procter & Gamble Co. (The)	18,783,909	2,245,991,999

		3,435,946,333

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	5,034,977	72,956,817

Industrial Conglomerates — 1.1%
3M Co.	4,364,873	680,876,539
General Electric Co.	66,377,140	453,355,866
Honeywell International Inc.	5,325,954	770,079,689
Roper Technologies Inc.(b)	790,598	306,957,580

		2,211,269,674

Insurance — 1.9%
Aflac Inc.	5,444,805	196,176,324
Allstate Corp. (The)	2,383,667	231,191,862
American International Group Inc.	6,529,071	203,576,434
Aon PLC, Class A	1,753,608	337,744,901
Arthur J Gallagher & Co.	1,438,946	140,282,846
Assurant Inc.	451,671	46,653,098
Chubb Ltd.	3,423,058	433,427,604
Cincinnati Financial Corp.	1,137,722	72,848,340
Everest Re Group Ltd.	299,506	61,758,137
Globe Life Inc.	735,212	54,574,787
Hartford Financial Services Group Inc. (The)	2,673,356	103,057,874
Lincoln National Corp.	1,435,027	52,794,643
Loews Corp.(b)	1,836,630	62,978,043
Marsh & McLennan Companies Inc.	3,871,806	415,715,810
MetLife Inc.	5,816,151	212,405,835
Principal Financial Group Inc.	1,932,743	80,286,144
Progressive Corp. (The)	4,441,529	355,810,888
Prudential Financial Inc.	2,991,007	182,152,326
Travelers Companies Inc. (The)	1,918,646	218,821,576
Unum Group	1,615,807	26,806,238
Willis Towers Watson PLC	981,135	193,234,538
WR Berkley Corp.(b)	1,063,345	60,919,035

		3,743,217,283

Interactive Media & Services — 5.5%
Alphabet Inc., Class A(a)(b)	2,276,467	3,228,144,029
Alphabet Inc., Class C, NVS(a)	2,218,894	3,136,650,747
Facebook Inc., Class A(a)	18,235,801	4,140,803,333
Twitter Inc.(a)(b)	5,954,135	177,373,682

		10,682,971,791

Internet & Direct Marketing Retail — 4.9%
Amazon.com Inc.(a)	3,177,423	8,765,938,121
Booking Holdings Inc.(a)(b)	310,611	494,598,320
eBay Inc.(b)	5,012,323	262,896,341
Expedia Group Inc.	1,020,237	83,863,481

		9,607,296,263

IT Services — 5.7%
Accenture PLC, Class A	4,834,066	1,037,970,652
Akamai Technologies Inc.(a)(b)	1,231,411	131,871,804
Automatic Data Processing Inc.	3,251,051	484,048,983
Broadridge Financial Solutions Inc.	867,449	109,463,389
Cognizant Technology Solutions Corp., Class A	4,096,947	232,788,529
DXC Technology Co.(b)	1,919,691	31,674,902
Fidelity National Information Services Inc.	4,688,409	628,668,763

Security	Shares	Value

IT Services (continued)
Fiserv Inc.(a)	4,267,510	$416,594,326
FleetCor Technologies Inc.(a)	633,398	159,318,599
Gartner Inc.(a)(b)	671,772	81,506,097
Global Payments Inc.	2,274,741	385,841,568
International Business Machines Corp.	6,732,504	813,084,508
Jack Henry & Associates Inc.(b)	578,081	106,384,246
Leidos Holdings Inc.	1,019,745	95,519,514
Mastercard Inc., Class A	6,706,743	1,983,183,905
Paychex Inc.	2,424,006	183,618,454
PayPal Holdings Inc.(a)(b)	8,906,117	1,551,712,765
VeriSign Inc.(a)	771,541	159,577,825
Visa Inc., Class A(b)	12,792,647	2,471,155,621
Western Union Co. (The)	3,110,332	67,245,378

		11,131,229,828

Leisure Products — 0.0%
Hasbro Inc.	972,505	72,889,250

Life Sciences Tools & Services — 1.2%
Agilent Technologies Inc.(b)	2,347,499	207,448,487
Bio-Rad Laboratories Inc., Class A(a)	162,193	73,228,518
Illumina Inc.(a)(b)	1,115,511	413,129,499
IQVIA Holdings Inc.(a)(b)	1,340,815	190,234,832
Mettler-Toledo International Inc.(a)(b)	179,963	144,969,195
PerkinElmer Inc.(b)	849,594	83,336,675
Thermo Fisher Scientific Inc.	2,997,086	1,085,964,141
Waters Corp.(a)(b)	466,340	84,127,736

		2,282,439,083

Machinery — 1.5%
Caterpillar Inc.	4,107,178	519,558,017
Cummins Inc.	1,119,493	193,963,357
Deere & Co.	2,372,013	372,761,843
Dover Corp.	1,090,487	105,297,425
Flowserve Corp.	921,700	26,286,884
Fortive Corp.(b)	2,251,032	152,304,825
IDEX Corp.	571,366	90,298,683
Illinois Tool Works Inc.	2,181,680	381,466,748
Ingersoll Rand Inc.(a)(b)	2,621,650	73,720,798
Otis Worldwide Corp.	3,092,665	175,848,932
PACCAR Inc.	2,634,917	197,223,538
Parker-Hannifin Corp.	975,171	178,719,589
Pentair PLC	1,243,319	47,233,689
Snap-on Inc.	400,193	55,430,732
Stanley Black & Decker Inc.	1,169,585	163,016,757
Westinghouse Air Brake Technologies Corp.(b)	1,391,088	80,084,936
Xylem Inc./NY(b)	1,363,404	88,566,724

		2,901,783,477

Media — 1.3%
Charter Communications Inc., Class A(a)(b)	1,143,690	583,327,648
Comcast Corp., Class A	34,563,352	1,347,279,461
Discovery Inc., Class A(a)(b)	1,250,852	26,392,977
Discovery Inc., Class C, NVS(a)(b)	2,400,615	46,235,845
DISH Network Corp., Class A(a)(b)	1,957,077	67,538,727
Fox Corp., Class A, NVS(b)	2,600,130	69,735,487
Fox Corp., Class B(a)	1,175,665	31,554,849
Interpublic Group of Companies Inc. (The)	2,846,579	48,847,296
News Corp., Class A, NVS	2,830,826	33,573,596
News Corp., Class B	839,037	10,026,492
Omnicom Group Inc.	1,598,407	87,273,022

4

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
ViacomCBS Inc., Class B, NVS	4,130,079	$96,313,442

		2,448,098,842

Metals & Mining — 0.3%
Freeport-McMoRan Inc.	10,989,532	127,148,885
Newmont Corp.	6,090,398	376,021,173
Nucor Corp.	2,311,907	95,736,069

		598,906,127

Multi-Utilities — 1.0%
Ameren Corp.	1,888,042	132,842,635
CenterPoint Energy Inc.	4,133,378	77,170,167
CMS Energy Corp.	2,182,167	127,482,196
Consolidated Edison Inc.	2,535,328	182,366,143
Dominion Energy Inc.	6,360,919	516,379,404
DTE Energy Co.	1,473,271	158,376,633
NiSource Inc.	2,911,998	66,218,835
Public Service Enterprise Group Inc.	3,828,276	188,198,048
Sempra Energy	2,219,886	260,237,236
WEC Energy Group Inc.	2,393,682	209,806,227

		1,919,077,524

Multiline Retail — 0.5%
Dollar General Corp.	1,908,283	363,546,994
Dollar Tree Inc.(a)(b)	1,806,328	167,410,479
Kohl’s Corp.	1,253,560	26,036,441
Target Corp.	3,794,348	455,056,156

		1,012,050,070

Oil, Gas & Consumable Fuels — 2.6%
Apache Corp.(b)	2,842,372	38,372,022
Cabot Oil & Gas Corp.	3,000,686	51,551,785
Chevron Corp.	14,167,521	1,264,167,899
Concho Resources Inc.	1,488,118	76,638,077
ConocoPhillips	8,138,071	341,961,743
Devon Energy Corp.	2,775,618	31,475,508
Diamondback Energy Inc.	1,175,624	49,164,596
EOG Resources Inc.	4,416,850	223,757,621
Exxon Mobil Corp.	32,085,708	1,434,872,862
Hess Corp.	1,998,505	103,542,544
HollyFrontier Corp.	1,174,314	34,289,969
Kinder Morgan Inc./DE	14,758,688	223,889,297
Marathon Oil Corp.	5,849,344	35,797,985
Marathon Petroleum Corp.	4,917,001	183,797,497
Noble Energy Inc.(b)	3,472,712	31,115,500
Occidental Petroleum Corp.(b)	6,876,476	125,839,511
ONEOK Inc.	3,336,119	110,825,873
Phillips 66	3,313,702	238,255,174
Pioneer Natural Resources Co.	1,231,317	120,299,671
Valero Energy Corp.	3,072,110	180,701,510
Williams Companies Inc. (The)	9,234,254	175,635,511

		5,075,952,155

Personal Products — 0.2%
Coty Inc., Class A	2,474,256	11,059,924
Estee Lauder Companies Inc. (The), Class A	1,702,288	321,187,700

		332,247,624

Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	17,170,390	1,009,618,932
Eli Lilly & Co.	6,390,967	1,049,268,962
Johnson & Johnson	19,988,054	2,810,920,034
Merck & Co. Inc.	19,154,102	1,481,186,708
Mylan NV(a)(b)	3,990,363	64,165,037

Security	Shares	Value

Pharmaceuticals (continued)
Perrigo Co. PLC	1,027,532	$56,791,694
Pfizer Inc.	42,152,737	1,378,394,500
Zoetis Inc.	3,607,163	494,325,617

		8,344,671,484

Professional Services — 0.3%
Equifax Inc.(b)	928,464	159,584,392
IHS Markit Ltd.	3,040,034	229,522,567
Nielsen Holdings PLC(b)	2,684,555	39,892,487
Robert Half International Inc.	864,877	45,691,452
Verisk Analytics Inc.(b)	1,224,443	208,400,199

		683,091,097

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	2,554,923	115,533,618

Road & Rail — 1.0%
CSX Corp.	5,808,733	405,101,039
JB Hunt Transport Services Inc.(b)	624,944	75,205,761
Kansas City Southern(b)	721,045	107,644,808
Norfolk Southern Corp.	1,944,014	341,310,538
Old Dominion Freight Line Inc.(b)	713,457	120,995,173
Union Pacific Corp.	5,149,296	870,591,475

		1,920,848,794

Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices Inc.(a)(b)	8,887,556	467,574,321
Analog Devices Inc.	2,795,795	342,876,299
Applied Materials Inc.	6,931,216	418,992,007
Broadcom Inc.	3,033,816	957,502,668
Intel Corp.	32,129,623	1,922,315,344
KLA Corp.	1,174,604	228,436,986
Lam Research Corp.	1,101,566	356,312,538
Maxim Integrated Products Inc.	2,021,568	122,527,236
Microchip Technology Inc.(b)	1,861,689	196,054,469
Micron Technology Inc.(a)	8,439,795	434,818,238
NVIDIA Corp.	4,666,189	1,772,731,863
Qorvo Inc.(a)	865,587	95,673,331
Qualcomm Inc.	8,536,496	778,613,800
Skyworks Solutions Inc.	1,262,259	161,392,436
Texas Instruments Inc.	6,964,510	884,283,835
Xilinx Inc.	1,845,223	181,551,491

		9,321,656,862

Software — 9.3%
Adobe Inc.(a)(b)	3,654,562	1,590,867,384
Ansys Inc.(a)(b)	654,979	191,077,024
Autodesk Inc.(a)	1,666,379	398,581,193
Cadence Design Systems Inc.(a)(b)	2,116,620	203,110,855
Citrix Systems Inc.	884,718	130,858,639
Fortinet Inc.(a)	1,013,342	139,101,456
Intuit Inc.	1,978,866	586,120,321
Microsoft Corp.	57,511,831	11,704,232,727
NortonLifeLock Inc.	4,112,261	81,546,136
Oracle Corp.	15,794,401	872,956,543
Paycom Software Inc.(a)(b)	364,770	112,980,212
salesforce.com Inc.(a)(b)	6,833,626	1,280,143,159
ServiceNow Inc.(a)(b)	1,447,146	586,180,959
Synopsys Inc.(a)(b)	1,144,255	223,129,725
Tyler Technologies Inc.(a)(b)	301,732	104,664,796

		18,205,551,129

Specialty Retail — 2.4%
Advance Auto Parts Inc.(b)	524,386	74,698,786

5

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
AutoZone Inc.(a)	177,000	$199,677,240
Best Buy Co. Inc.	1,724,382	150,486,817
CarMax Inc.(a)(b)	1,229,601	110,110,770
Gap Inc. (The)(b)	1,690,915	21,339,347
Home Depot Inc. (The)	8,161,583	2,044,558,157
L Brands Inc.	1,758,878	26,330,404
Lowe’s Companies Inc.	5,729,316	774,145,178
O’Reilly Automotive Inc.(a)	563,266	237,512,374
Ross Stores Inc.	2,696,853	229,879,750
Tiffany & Co.	833,595	101,648,574
TJX Companies Inc. (The)	9,090,066	459,593,737
Tractor Supply Co.	870,095	114,669,820
Ulta Beauty Inc.(a)(b)	424,112	86,272,863

		4,630,923,817

Technology Hardware, Storage & Peripherals — 6.1%
Apple Inc.	30,898,759	11,271,867,283
Hewlett Packard Enterprise Co.	9,570,168	93,117,735
HP Inc.	10,851,193	189,136,294
NetApp Inc.	1,678,406	74,470,874
Seagate Technology PLC	1,712,289	82,891,910
Western Digital Corp.	2,297,062	101,415,287
Xerox Holdings Corp.(a)	1,378,609	21,078,932

		11,833,978,315

Textiles, Apparel & Luxury Goods — 0.6%
Hanesbrands Inc.	2,477,096	27,966,414
Nike Inc., Class B	9,413,300	922,974,065
PVH Corp.	532,106	25,567,694
Ralph Lauren Corp.	350,384	25,409,848
Tapestry Inc.	2,192,772	29,120,012
Under Armour Inc., Class A(a)(b)	1,269,795	12,367,803
Under Armour Inc., Class C, NVS(a)(b)	1,297,542	11,470,271
VF Corp.	2,419,667	147,454,507

		1,202,330,614

Tobacco — 0.7%
Altria Group Inc.	14,091,402	553,087,528
Philip Morris International Inc.	11,816,246	827,846,195

		1,380,933,723

Trading Companies & Distributors — 0.2%
Fastenal Co.	4,342,660	186,039,554
United Rentals Inc.(a)(b)	546,755	81,488,365

Security	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger Inc.	323,618	$101,667,831

		369,195,750

Water Utilities — 0.1%
American Water Works Co. Inc.	1,383,134	177,954,020

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	4,318,366	449,757,819

Total Common Stocks — 99.8% (Cost: $178,119,378,041)		194,432,243,273

Rights

Wireless Telecommunication Services — 0.0%
T-Mobile U.S. Inc., (Expires 07/27/20)(a)(b)	2,898,473	486,944

Total Rights — 0.0% (Cost: $1,072,435)		486,944

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	2,087,082,340	2,089,795,547
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(c)(d)	148,450,000	148,450,000

		2,238,245,547

Total Short-Term Investments — 1.2% (Cost: $2,235,072,427)		2,238,245,547

Total Investments in Securities — 101.0% (Cost: $180,355,522,903)		196,670,975,764

Other Assets, Less Liabilities — (1.0)%		(1,910,975,327)

Net Assets — 100.0%		$194,760,000,437

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

6

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P 500 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased	Shares Sold		Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,345,061,767	—	(1,257,979,427	)(b)	2,087,082,340	$2,089,795,547	$6,001,570	(c)	$617,641		$4,134,527
BlackRock Cash Funds: Treasury, SL Agency Shares	411,171,000	—	(262,721,000	)(b)	148,450,000	148,450,000	215,612		—		—
BlackRock Inc.	887,680	343,760	(60,833)		1,170,607	636,915,563	4,149,083		7,603,737		96,869,536

						$2,875,161,110	$10,366,265		$8,221,378		$101,004,063

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	2,094	09/18/20	$323,544	$3,211,089

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$194,432,243,273	$—	$—	$194,432,243,273
Rights	486,944	—	—	486,944
Money Market Funds	2,238,245,547	—	—	2,238,245,547

	$196,670,975,764	$—	$—	$196,670,975,764

Derivative financial instruments(a)
Assets
Futures Contracts	$3,211,089	$—	$—	$3,211,089

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

7